Offerings	Jul. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	451,779,258
Maximum Aggregate Offering Price	$ 15,059.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 2.08
Offering Note	(1) Prior to the completion of the merger described below InMed Pharmaceuticals Inc., a corporation organized under the laws of the Province of British Columbia, Canada (the "Canadian Corporation"), will redomesticate from the Province of British Columbia, Canada to the State of Nevada by continuation under the laws of British Columbia and domestication under the laws of the State of Nevada (the "Redomestication"), pursuant to which the Canadian Corporation will become a corporation organized under the laws of the State of Nevada (the "Nevada Corporation") and equity interests of the Canadian Corporation will be automatically converted by operation of law into corresponding equity interests of the Nevada Corporation, including that each outstanding common share, no par value (the "InMed Common Shares"), of the Canadian Corporation will be automatically converted by operation of law into one share of common stock, par value $0.0001 per share (the "InMed Common Stock"), of the Nevada Corporation. All securities being registered hereby give effect to the Redomestication, and the term "InMed" shall mean the Canadian Corporation before the Redomestication and the Nevada Corporation following the Redomestication. This row relates to shares of InMed Common Stock issuable to holders of common stock, $0.0001 par value per share, of Mentari Therapeutics, Inc., a Delaware corporation ("Mentari"), and other Mentari security holders in the proposed merger of Indigo Merger Sub Corp., a Delaware corporation and a direct, wholly owned subsidiary of InMed, with and into Mentari, with Mentari surviving the merger, and as part of the same overall transaction, Mentari will merge with and into Indigo Merger Sub II, LLC, a Delaware limited liability company and a wholly owned subsidiary of InMed, with Indigo Merger Sub II, LLC continuing as a wholly owned subsidiary of InMed and the surviving entity of the merger. The number of shares of InMed Common Stock to be registered includes the estimated maximum number of shares of InMed Common Stock that are expected to be issued (or become issuable) pursuant to the merger, without taking into account the effect of a reverse stock split of InMed Common Shares (the "Reverse Stock Split"), assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 2.0606 shares of InMed Common Stock for each outstanding share of common stock of Mentari. The issuances of (i) all shares of InMed Common Stock in exchange for each share of Mentari Common Stock and Mentari Series A Preferred Stock, (ii) all InMed Warrants in exchange for Mentari Warrants (including Mentari Pre-Funded Warrants issued in the Mentari Pre-Closing Financing), (iii) all shares of InMed Series A Preferred Stock in exchange for shares of Mentari Series Seed Preferred Stock, (iv) all options to purchase shares of InMed Common Stock in exchange for options to purchase shares of Mentari Common Stock, (v) all InMed RSUs in exchange for Mentari RSUs, (vi) all shares of InMed Common Stock issuable upon exercise of InMed Warrants issued in exchange for Mentari Warrants, (vii) all shares of InMed Common Stock issuable upon conversion of shares of InMed Series A Preferred Stock issued in exchange for Mentari Series Seed Preferred Stock, (viii) all shares of InMed Common Stock issuable upon exercise of options to purchase shares of InMed Common Stock issued in exchange for Mentari Options, and (ix) all shares of InMed Common Stock issuable upon settlement of InMed RSUs issued in exchange for Mentari RSUs, are intended to be covered by this registration statement on Form S-4. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Mentari is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued pursuant to the merger is one-third of the aggregate par value of the Mentari securities expected to be exchanged in the proposed merger.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Common Stock
Amount Registered | shares	25,894,365
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of InMed Warrants issued in the merger in exchange for Mentari Warrants, without taking into account the effect of the Reverse Stock Split, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 2.0606 shares of InMed Common Stock for each outstanding share of common stock of Mentari. The registration fee with respect to the InMed Warrants has been allocated to the underlying shares of InMed Common Stock issuable upon exercise of such InMed Warrants, as described in footnote (1).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Non-Voting Convertible Preferred Stock, par value $0.0001 per share
Amount Registered | shares	41,212
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of all shares of InMed Series A Preferred Stock convertible into shares of InMed Common Stock (at a ratio of 1,000 shares of InMed Common Stock per one share of InMed Series A Preferred Stock) issued in the merger in exchange for shares of Mentari Series Seed Preferred Stock, without taking into account the effect of the Reverse Stock Split, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 2.0606 shares of InMed Common Stock for each outstanding share of common stock of Mentari. The registration fee with respect to the shares of InMed Series A Preferred Stock has been allocated to the underlying shares of InMed Common Stock issuable upon conversion of such shares of InMed Series A Preferred Stock, as described in footnote (1).